Corporate information and going concern (Details Narrative) - USD ($)	Nov. 30, 2022	Aug. 31, 2022
Corporate Information And Going Concern
Cumulative deficit	$ 132,659,253	$ 127,293,571
Working capital surplus (deficiency)	$ 1,865,177	$ 233,920